                              CREDIT | ASSET
                              SUISSE | MANAGEMENT

                                   SEMIANNUAL
                                     REPORT
                                 APRIL 30, 2001
                                   (UNAUDITED)



                  CREDIT SUISSE INSTITUTIONAL FUND, INC.

                    - INTERNATIONAL EQUITY PORTFOLIo
                    - EMERGING MARKETS PORTFOLIO


More complete information about the Fund and the Portfolios, including charges and expenses, is provided in the PROSPECTUS, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Institutional Fund, Inc., P.O. Box 9030, Boston, MA 02205-9030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3147. Credit Suisse Institutional Funds are advised by Credit Suisse Asset Management, LLC.

THE PORTFOLIOS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS.

THE VIEWS OF THE PORTFOLIOS' MANAGEMENT ARE AS OF THE DATE OF THE LETTERS AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF APRIL 30, 2001; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAMOR ANY AFFILIATE.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL EQUITY PORTFOLIO SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONT'D)
April 30, 2001

                                                                   June 14, 2001

Dear Shareholder:

   For the six months ended April 30, 2001, Credit Suisse Institutional Fund, Inc. -- International Equity Portfolio (the "Portfolio") had a loss of 13.91%, vs. a loss of 8.46% for the Morgan Stanley Capital International All Country World Excluding the U.S. Index.* The Portfolio's one-year return through April 30, 2001 was -27.84%. Its five-year and since-inception (on September 1, 1992) average annual total returns through April 30, 2001 were 1.70% and 8.54%, respectively.

   The period was a very difficult one for foreign stock markets, hampered along with U.S. stocks by a slowing global economy. Despite a more-favorable backdrop for interest rates, investors remained highly cautious. Technology and telecommunications shares once again fared the worst, though few sectors were spared the selloff on a global basis.

   The Portfolio was hurt by the broad decline in foreign equities, and by weakness in certain holdings. Stocks that hurt the Portfolio's performance included Canadian technology names and European industrial-type holdings. The Portfolio's Asian technology stocks also hampered its showing for the six months, though a number of these finished the period on a strong note. Stocks that were relatively good performers for the Portfolio included specific media, energy and financial-services names.

   In terms of regional emphasis, we had a modest underweighting in Europe during much of the period. While we continued to see a number of attractive stocks here on a company-specific basis, we also saw an uncertain economic and profit intermediate-term outlook, with Europe increasingly threatened by a slowing U.S. economy.

   Regarding Europe's longer-term prospects, we are considerably more optimistic. We believe that a favorable combination of tax reductions and other reforms (most specifically, labor and pension reforms) augurs well for European stocks as an asset class over the next few years and beyond. Such reforms fueled the impressive investment results delivered by U.S. stocks over the past decade, and a blossoming equity culture in Europe stands to benefit patient investors exposed to the region.

   Our country emphasis was largely unchanged in the period. We continued to favor France, the U.K. and Germany (which remains on target to phase in corporate tax reform, whereby businesses can sell unwanted holdings without punitive capital-gains liabilities). Despite our increased exposure to emerging

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL EQUITY PORTFOLIO SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONT'D)
April 30, 2001


markets elsewhere, we continued to avoid Eastern/Central European markets, viewing them as expensive on a risk-vs.-reward basis.

   In terms of sector allocation in Europe, noteworthy positions continued to include underweightings in the technology and telecommunications areas. Indeed, our exposure to European technology companies remained very limited. We were overweighted in financial services through much of the period, but modestly reduced our position in the spring to take advantage of buying opportunities we saw elsewhere. Going forward, we expect to reduce our exposure to defensive industries such as energy, insurance and utilities, while looking for stocks with lower valuations and higher long-term appreciation potential.

   We increased our weighting in Japan, adding stocks we deemed to be oversold, including non-bank financial, software, electrical-equipment and leisure names. We remained cautious regarding certain sectors that comprise a sizable share of Japan's equity market (e.g., the industrial and banking sectors). We are unlikely to have an aggressive overweighting here anytime soon--we were underweighted in Japan through the six months--and our approach will remain highly selective.

   There were some very noteworthy developments in Japan during the period. Reversing its tighter monetary course established last August, the Bank of Japan lowered interest rates in March. This was generally characterized as a return to "zero interest rates." More to the point, the Bank adopted a full-blown quantitative easing, and declared that it will maintain such a stance until Japan's Consumer Price Index, which has slumped ever downward, stabilizes or rises. While we welcome this development and its implications for liquidity, we agree with the Bank of Japan's bold statements that reforms beyond its control are necessary as well.

   Will they occur? We believe that Japan's government, running out of quick-fix tools to spur growth, is poised to embrace real structural reforms. The most obvious target of reform is the country's ailing banking industry. In early April, the government announced its latest package aimed at shoring up banks. It differs radically from previous "packages," addressing the stock market, the disposal of bad loans, land policy and a safety net for employment and tax reforms. With a change in political leadership now set--the reform-oriented Mr. Koizumi was elected Prime Minister in April--the potential for positive action has increased, in our judgement.

    Elsewhere in Asia, we increased our exposure to Singapore, which is displaying healthy economic growth accompanied by modest inflation. We

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL EQUITY PORTFOLIO SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONT'D)
April 30, 2001

added to our position in the electronics area while maintaining exposure to the shipping and financial industries here.

   We also added to our weighting in Taiwan and South Korea. When the global economy eventually improves, emerging markets in general could deliver handsomely, given their currently low valuations and their historical leverage to global growth. In this context, we also selectively added stocks from Latin America and Israel. We will continue to seek opportunities to increase our emerging-market exposure on the margin.

   We reduced our weighting in Canada based on valuation considerations (the market was one of 2000's better performers). However, we continued to see value here in certain technology and natural-resources/energy names.

   Looking ahead, we believe that investors' appetite for foreign equities, and risk in general, should gradually improve, given the current worldwide trend toward lower interest rates (a trend that broadened to include the European Central Bank on May 10). That said, it will take time for lower rates to have a positive impact on economies and profits, and stocks will remain volatile regardless. Our efforts will remain concentrated on striving to identify companies and markets we deem to have the best long-term prospects.


P. Nicholas Edwards                          Nancy Nierman
Co-Portfolio Manager                         Co-Portfolio Manager

Vincent J. McBride
Co-Portfolio Manager

    INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. THESE ARE DETAILED IN THE PORTFOLIO'S PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


---------------
* The Morgan Stanley Capital International All Country World Excluding the U.S. Index is a market-capitalization weighted index of companies listed on stock exchanges outside of the United States.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- EMERGING MARKETS PORTFOLIO SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2001

                                                                   June 14, 2001

Dear Shareholder:

   For the six months ended April 30, 2001, Credit Suisse Institutional Fund, Inc. -- Emerging Markets Portfolio (the "Portfolio") had a loss of 3.87%, vs. a loss of 7.39% for the Morgan Stanley Capital International Emerging Markets Free Index.* The Portfolio's one-year return through April 30, 2001 was -23.05%. Its since-inception (on September 30, 1996) average annual returns through April 30, 2001 was -2.99%.

   The period was a negative one for emerging markets, hampered by the global economic worries that weighed on stocks broadly. Certain country-specific developments, such as financial turmoil in Argentina and Turkey, also hampered the segment. However, emerging stock markets outperformed their developed-world counterparts, having entered the period with more pessimism priced into their shares. The group actually had a gain for the first half of the period, buoyed by an improving liquidity backdrop (with the U.S. Federal Reserve lowering interest rates), though they were ultimately overwhelmed by the economic uncertainty.

   The Portfolio had a loss for the period, hurt by the decline in the stocks it targets and by weakness in certain areas, e.g., Brazil, which was tarnished by Argentina's woes. The Portfolio modestly outperformed its benchmark, however. Stocks that aided the Portfolio included specific Asian technology stocks that rebounded in the period.

   In terms of regional focus, we remained biased in favor of Asian/Pacific markets, a position we raised in the period. We added stocks from China, Hong Kong, South Korea and Taiwan that had fallen to valuation levels we deemed attractive. Our increased weighting was also based on the potential for positive domestic catalysts in specific countries, most notably Taiwan. Elsewhere in the region, we narrowed our underweightings in India and Malaysia, moves based on a combination of stock-specific and macroeconomic factors. We continued to mostly avoid South Asia's smaller markets.

   We marginally lowered our weighting in the Europe/Middle East/Africa group. In a move that proved timely, we materially reduced our position in Turkey ahead of the country's February 22 currency devaluation. We then increased our exposure to the market ahead of its late-period rally. Elsewhere of note, we raised our positions in Israel and South Africa.

   In Latin America, we were underweighted in Mexico and slightly overweighted in Brazil at the end of the period. While Brazil faces difficulties

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- EMERGING MARKETS PORTFOLIO SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONT'D)
April 30, 2001

over the near-to-intermediate term--its central bank could continue to raise interest rates, in an attempt to contain inflation and support its currency--the country's economy is projected to remain healthy, and we believe it could surprise on the upside when global growth eventually improves. Here and elsewhere, we will remain focused on companies we deem to have compelling valuations and good long-term growth potential.

   With respect to sector allocation, we remained well-diversified, in an attempt to limit overall risk. One noteworthy move we made was to increase our stake in the telecommunications area, ending the period with an overweighting here. We deemed a number of these beaten-down companies to be at or near a bottom in terms of their underlying business fundamentals.

   Looking ahead to the rest of the year and beyond, the prospects for prolonged below-average growth in major economies could continue to restrain emerging markets. Other threats include weakness in the debt-burdened telecommunications area--the largest sector in the emerging-market universe--and a possible continued decline in the yen vs. the dollar, which would likely hamper Asia's emerging markets.

   But taking a longer-term perspective, we see grounds for encouragement. The Federal Reserve appears willing to lower rates further, and a monetary easing trend has broadened overseas. Japan's monetary easing in March was very noteworthy. And the European Central Bank, in a surprise move, trimmed rates in May. In due course, we believe this should improve global liquidity, help reduce debt strains and promote growth, all to the benefit of emerging stock markets, which remain inexpensive by historical standards.


Richard Watt
Portfolio Manager

   INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS; THESE RISKS ARE GENERALLY HEIGHTENED FOR EMERGING-MARKET INVESTMENTS. THESE ARE DETAILED IN THE PORTFOLIO'S PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

-------------
* The Morgan Stanley Capital International Emerging Markets Free Index is a market-capitalization weighted index of emerging-market countries determined by Morgan Stanley. The index includes only those countries open to non-local investors.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL EQUITY PORTFOLIO SCHEDULE OF INVESTMENTS
April 30, 2001 (Unaudited)

                                                                          NUMBER OF
                                                                            SHARES       VALUE
                                                                          ---------  ------------
COMMON STOCKS (89.9%)
ARGENTINA (0.5%)
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.5%)
    Telecom Argentina Stet SA ADR                                            52,200  $    822,150
                                                                                     ------------
    TOTAL ARGENTINA                                                                       822,150
                                                                                     ------------
AUSTRALIA (0.7%)
AIRLINES (0.7%)
    Qantas Airways, Ltd.                                                    833,858     1,145,652
                                                                                     ------------
    TOTAL AUSTRALIA                                                                     1,145,652
                                                                                     ------------
BRAZIL (0.6%)
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.6%)
    Embratel Participacoes SA ADR                                           109,400       992,258
                                                                                     ------------
    TOTAL BRAZIL                                                                          992,258
                                                                                     ------------
CANADA (6.9%)
DIVERSIFIED TELECOMMUNICATIONS SERVICES (1.3%)
    AXXENT, Inc. Class B(1)                                                 490,000        12,756
    BCE, Inc.                                                                81,900     2,046,327
                                                                                     ------------
                                                                                        2,059,083
                                                                                     ------------
INTERNET SOFTWARE & SERVICES (0.8%)
    Wysdom, Inc.(1)                                                         358,500     1,362,300
                                                                                     ------------
MEDIA (0.8%)
    Rogers Communications, Inc. Class B                                     105,200     1,368,679
                                                                                     ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.6%)
    C-MAC Industries, Inc.(1)                                                79,200     2,558,160
                                                                                     ------------
SOFTWARE (2.4%)
    Descartes Systems Group, Inc.(1)                                        196,082     3,828,530
                                                                                     ------------
    TOTAL CANADA                                                                       11,176,752
                                                                                     ------------
DENMARK (3.5%)
COMMERCIAL SERVICES & SUPPLIES (1.2%)
    ISS AS                                                                   32,550     1,894,625
                                                                                     ------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (2.3%)
    Tele Danmark AS                                                         100,100     3,805,048
                                                                                     ------------
    TOTAL DENMARK                                                                       5,699,673
                                                                                     ------------
FRANCE (12.5%)
BANKS (1.7%)
    BNP Paribas SA                                                           31,250     2,776,005
                                                                                     ------------
CONSTRUCTION & ENGINEERING (1.9%)
    Vinci                                                                    54,000     3,159,659
                                                                                     ------------
ELECTRICAL EQUIPMENT (1.1%)
    Alstom                                                                   63,840     1,839,411
                                                                                     ------------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL EQUITY PORTFOLIO SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                                          NUMBER OF
                                                                            SHARES       VALUE
                                                                          ---------  ------------
COMMON STOCKS (CONT'D)
FRANCE (CONT'D)
ENERGY EQUIPMENT & SERVICES (0.5%)
    Coflexip SA                                                               5,300  $    779,985
                                                                                     ------------
MEDIA (4.8%)
    Lagardere Groupe SCA                                                     73,600     4,273,873
    Vivendi Universal SA                                                     51,700     3,577,387
                                                                                     ------------
                                                                                        7,851,260
                                                                                     ------------
METALS & MINING (0.8%)
    Pechiney SA Class A                                                      25,829     1,357,890
                                                                                     ------------
OIL & GAS (1.7%)
    TotalFinaElf SA                                                          18,374     2,736,626
                                                                                     ------------
    TOTAL FRANCE                                                                       20,500,836
                                                                                     ------------
GERMANY (6.0%)
COMMERCIAL SERVICES & SUPPLIES (0.2%)
    Deutsche Post AG(1)                                                      23,900       404,912
                                                                                     ------------
ELECTRIC UTILITIES (1.6%)
    RWE AG                                                                   68,100     2,638,341
                                                                                     ------------
HEALTHCARE PROVIDERS & SERVICES (0.8%)
    Fresenius Medical Care AG ADR                                            55,300     1,365,910
                                                                                     ------------
INSURANCE (3.4%)
    Hannover Rueckversicherungs AG                                           37,998     2,678,122
    Muenchener Rueckversicherungs-Gesellschaft AG                            10,000     2,832,522
                                                                                     ------------
                                                                                        5,510,644
                                                                                     ------------
TOTAL GERMANY                                                                           9,919,807
                                                                                     ------------
HONG KONG (0.1%)
BANKS (0.1%)
    Guoco Group, Ltd.                                                        14,000        80,959
                                                                                     ------------
    TOTAL HONG KONG                                                                        80,959
                                                                                     ------------
INDIA (0.2%)
BANKS (0.0%)
    State Bank of India, Ltd.                                                   100           448
                                                                                     ------------
IT CONSULTING & SERVICES (0.2%)
    NIIT, Ltd.                                                               33,700       273,205
                                                                                     ------------
METALS & MINING (0.0%)
    Hindalco Industries, Ltd.                                                    67         1,158
                                                                                     ------------
OIL & GAS (0.0%)
    Bharat Petroleum Corp., Ltd.                                                200           839
    Reliance Industries, Ltd.                                                   799         5,852
                                                                                     ------------
                                                                                            6,691
                                                                                     ------------
    TOTAL INDIA                                                                           281,502
                                                                                     ------------


   See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL EQUITY PORTFOLIO SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                                          NUMBER OF
                                                                            SHARES       VALUE
                                                                          ---------  ------------
COMMON STOCKS (CONT'D)
ITALY (4.0%)
ENERGY EQUIPMENT & SERVICES (0.8%)
    Saipem SpA                                                              204,500  $  1,341,614
                                                                                     ------------
INSURANCE (1.7%)
    Riunione Adriatica di Sicurta SpA                                       203,800     2,683,077
                                                                                     ------------
TRANSPORTATION INFRASTRUCTURE (1.5%)
    Concessioni e Costruzioni Autostrade SpA                                399,400     2,460,908
                                                                                     ------------
    TOTAL ITALY                                                                         6,485,599
                                                                                     ------------
JAPAN (17.9%)
BEVERAGES (1.0%)
    Asahi Breweries, Ltd.                                                   145,000     1,624,479
                                                                                     ------------
DIVERSIFIED FINANCIALS (4.3%)
    Daiwa Securities Group, Ltd.                                            202,000     2,289,230
    Nomura Securities Co., Ltd.                                             109,000     2,302,910
    Orix Corp.                                                               27,800     2,428,154
                                                                                     ------------
                                                                                        7,020,294
                                                                                     ------------
ELECTRICAL EQUIPMENT (0.8%)
    Furukawa Electric Co., Ltd.                                             111,000     1,325,333
                                                                                     ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (2.2%)
    TDK Corp.                                                                60,800     3,533,767
                                                                                     ------------
HOUSEHOLD DURABLES (2.9%)
    Sega Corp.(1)                                                           149,700     3,065,860
    Sony Corp.                                                               22,000     1,645,525
                                                                                     ------------
                                                                                        4,711,385
                                                                                     ------------
LEISURE EQUIPMENT & PRODUCTS (1.2%)
    Nintendo Co., Ltd.                                                       11,900     1,916,946
                                                                                     ------------
OFFICE ELECTRONICS (1.2%)
    Canon, Inc.                                                              51,000     2,002,266
                                                                                     ------------
REAL ESTATE (1.0%)
    Mitsui Fudosan Co., Ltd.                                                167,000     1,656,008
                                                                                     ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (0.5%)
    Tokyo Electron, Ltd.                                                     11,800       859,675
                                                                                     ------------
SOFTWARE (1.3%)
    Konami Corp.                                                             44,600     2,140,915
                                                                                     ------------
WIRELESS TELECOMMUNICATIONS SERVICES (1.5%)
    NTT DoCoMo, Inc.                                                            116     2,385,073
                                                                                     ------------
    TOTAL JAPAN                                                                        29,176,141
                                                                                     ------------


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL EQUITY PORTFOLIO SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                                          NUMBER OF
                                                                            SHARES       VALUE
                                                                          ---------  ------------
COMMON STOCKS (CONT'D)
MEXICO (0.6%)
MEDIA (0.6%)
    Grupo Televisa SA de CV GDR(1)                                           26,600  $  1,011,598
                                                                                     ------------
    TOTAL MEXICO                                                                        1,011,598
                                                                                     ------------
NETHERLANDS (4.9%)
FOOD & DRUG RETAILING (1.6%)
    Koninklijke Ahold NV                                                     85,500     2,652,996
                                                                                     ------------
HOUSEHOLD DURABLES (2.3%)
    Koninklijke (Royal) Philips Electronics NV                              125,100     3,672,138
                                                                                     ------------
MACHINERY (1.0%)
    IHC Caland NV                                                            37,006     1,705,996
                                                                                     ------------
    TOTAL NETHERLANDS                                                                   8,031,130
                                                                                     ------------
NORWAY (1.1%)
BANKS (1.1%)
    Den Norske Bank ASA                                                     394,900     1,733,253
                                                                                     ------------
    TOTAL NORWAY                                                                        1,733,253
                                                                                     ------------
PORTUGAL (1.1%)
DIVERSIFIED TELECOMMUNICATIONS SERVICES (1.1%)
    Portugal Telecom SGPS SA                                                179,100     1,737,062
                                                                                     ------------
    TOTAL PORTUGAL                                                                      1,737,062
                                                                                     ------------
SINGAPORE (4.0%)
BANKS (1.6%)
    Overseas Union Bank, Ltd.                                               650,072     2,533,921
                                                                                     ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.1%)
    Flextronics International, Ltd.                                          65,800     1,769,362
                                                                                     ------------
MARINE (1.3%)
    Neptune Orient Lines, Ltd.(1)                                         2,586,500     2,144,187
                                                                                     ------------
    TOTAL SINGAPORE                                                                     6,447,470
                                                                                     ------------
SOUTH KOREA (2.4%)
BANKS (0.6%)
    Kookmin Bank                                                             84,500     1,000,911
                                                                                     ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.8%)
    Samsung Electronics Co.                                                  16,400     2,851,632
                                                                                     ------------
    TOTAL SOUTH KOREA                                                                   3,852,543
                                                                                     ------------
SPAIN (1.2%)
ELECTRIC UTILITIES (1.2%)
    Union Electrica Fenosa SA                                                99,100     1,872,232
                                                                                     ------------
    TOTAL SPAIN                                                                         1,872,232
                                                                                     ------------


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL EQUITY PORTFOLIO SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                                          NUMBER OF
                                                                            SHARES       VALUE
                                                                          ---------  ------------
COMMON STOCKS (CONT'D)
SWEDEN (2.1%)
AUTO COMPONENTS (0.6%)
    Autoliv, Inc.                                                            45,000  $    898,157
                                                                                     ------------
BANKS (1.5%)
    Nordea AB                                                               412,800     2,491,824
                                                                                     ------------
    TOTAL SWEDEN                                                                        3,389,981
                                                                                     ------------
SWITZERLAND (1.8%)
BANKS (1.3%)
    UBS AG                                                                   13,900     2,115,251
                                                                                     ------------
PHARMACEUTICALS (0.5%)
    Roche Holding AG                                                            110       790,049
                                                                                     ------------
    TOTAL SWITZERLAND                                                                   2,905,300
                                                                                     ------------
TAIWAN (1.3%)
COMPUTERS & PERIPHERALS (0.4%)
    Asustek Computer, Inc.                                                  158,000       717,668
                                                                                     ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (0.9%)
    Siliconware Precision Industries Co.(1)                                     300           233
    United Microelectronics Corp.(1)                                        939,000     1,497,788
                                                                                     ------------
                                                                                        1,498,021
                                                                                     ------------
    TOTAL TAIWAN                                                                        2,215,689
                                                                                     ------------
UNITED KINGDOM (16.5%)
AEROSPACE & DEFENSE (1.3%)
    BAE Systems PLC                                                         435,234     2,061,274
                                                                                     ------------
BANKS (2.6%)
    Lloyds TSB Group PLC                                                    220,500     2,292,077
    Royal Bank of Scotland Group PLC                                         81,400     1,885,629
                                                                                     ------------
                                                                                        4,177,706
                                                                                     ------------
ELECTRIC UTILITIES (1.7%)
    International Power PLC(1)                                              657,300     2,828,488
                                                                                     ------------
MACHINERY (1.6%)
    Invensys PLC                                                          1,264,000     2,649,535
                                                                                     ------------
MEDIA (2.8%)
    Reed International PLC                                                  453,400     4,495,725
                                                                                     ------------
PHARMACEUTICALS (5.0%)
    Astrazeneca Group PLC                                                    64,300     2,993,736
    GlaxoSmithKline PLC                                                     194,258     5,133,704
                                                                                     ------------
                                                                                        8,127,440
                                                                                     ------------
ROAD & RAIL (0.3%)
    Railtrack Group PLC                                                      64,844       454,622
                                                                                     ------------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL EQUITY PORTFOLIO SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                                          NUMBER OF
                                                                            SHARES       VALUE
                                                                          ---------  ------------
COMMON STOCKS (CONT'D)
UNITED KINGDOM (CONT'D)
WIRELESS TELECOMMUNICATIONS SERVICES (1.2%)
    Vodafone Group PLC                                                      651,406  $  1,978,265
                                                                                     ------------
    TOTAL UNITED KINGDOM                                                               26,773,055
                                                                                     ------------
    TOTAL COMMON STOCKS (Cost $149,847,286)                                           146,250,642
                                                                                     ------------
PREFERRED STOCKS (3.1%)
BRAZIL (0.8%)
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.8%)
    Tele Norte Leste Participacoes SA ADR                                    68,800     1,202,624
                                                                                     ------------
    TOTAL BRAZIL                                                                        1,202,624
                                                                                     ------------
GERMANY (2.3%)
HEALTHCARE PROVIDERS & SERVICES (1.2%)
    Fresenius Medical Care AG ADR                                           125,200     1,996,940
                                                                                     ------------
INSURANCE (1.1%)
    Marschollek, Lautenschlaeger und Partner AG                              16,100     1,784,178
                                                                                     ------------
    TOTAL GERMANY                                                                       3,781,118
                                                                                     ------------

TOTAL PREFERRED STOCKS (Cost $4,420,271)                                                4,983,742
                                                                                     ------------

TOTAL INVESTMENTS AT VALUE (93.0%) (Cost $154,267,557(2))                             151,234,384

OTHER ASSETS IN EXCESS OF LIABILITIES (7.0%)                                           11,370,840
                                                                                     ------------

NET ASSETS (100.0%)                                                                  $162,605,224
                                                                                     ============


                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt
                         GDR = Global Depository Receipt

--------------------------------------------------------------------------------
(1) Non-income producing security.
(2) Cost for federal income tax purposes is $154,317,253.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- EMERGING MARKETS PORTFOLIO SCHEDULE OF INVESTMENTS
April 30, 2001 (Unaudited)

                                                                          NUMBER OF
                                                                            SHARES       VALUE
                                                                          ---------    ----------
COMMON STOCKS (86.3%)
AUSTRALIA (0.0%)
OIL & GAS (0.0%)
    Novus Petroleum, Ltd.                                                        11    $        9
                                                                                       ----------
    TOTAL AUSTRALIA                                                                             9
                                                                                       ----------
BRAZIL (7.8%)
BANKS (0.5%)
    Uniao de Bancos Brasileiros SA GDR                                          300         7,215
                                                                                       ----------
BEVERAGES (1.3%)
    Companhia de Bebidas das Americas ADR                                       840        20,496
                                                                                       ----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.6%)
    Brasil Telecom Participacoes SA ADR                                         200         8,588
                                                                                       ----------
ELECTRIC UTILITIES (0.8%)
    Companhia Paranaense de Energia-Copel ADR                                 1,500        11,625
                                                                                       ----------
FOOD & DRUG RETAILING (0.6%)
    Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR                300         8,535
                                                                                       ----------
METALS & MINING (1.1%)
    Companhia Vale do Rio Doce ADR                                              700        16,240
                                                                                       ----------
OIL & GAS (2.3%)
    Petroleo Brasileiro SA ADR                                                1,300        35,100
                                                                                       ----------
WIRELESS TELECOMMUNICATIONS SERVICES (0.6%)
    Telemig Celular Participacoes SA ADR                                        100         3,800
    Telesp Celular Participacoes SA ADR                                         300         5,040
                                                                                       ----------
                                                                                            8,840
                                                                                       ----------
    TOTAL BRAZIL                                                                          116,639
                                                                                       ----------
CHILE (1.4%)
BEVERAGES (0.3%)
    Compania Cervecerias Uni ADR                                                200         4,860
                                                                                       ----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.4%)
    Companhia de Telecomunicaciones de Chile SA ADR                             400         5,712
                                                                                       ----------
ELECTRIC UTILITIES (0.5%)
    Enersis SA ADR                                                              500         8,205
                                                                                       ----------
FOOD & DRUG RETAILING (0.2%)
    Distribucion y Servicio SA ADR                                              200         2,900
                                                                                       ----------
    TOTAL CHILE                                                                            21,677
                                                                                       ----------


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- EMERGING MARKETS PORTFOLIO SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                                          NUMBER OF
                                                                            SHARES       VALUE
                                                                          ----------   ----------
COMMON STOCKS (CONT'D)
CHINA (5.0%)
ELECTRIC UTILITIES (3.6%)
    Beijing Datang Power Generation Co., Ltd.                                 49,222   $   16,410
    Huaneng Power International, Inc.                                         39,444       23,138
    Huaneng Power International, Inc. ADR                                        700       16,093
                                                                                       ----------
                                                                                           55,641
                                                                                       ----------
OIL & GAS (0.2%)
    PetroChina Co., Ltd.                                                      18,000        3,854
                                                                                       ----------
ROAD & RAIL (0.6%)
    Guangshen Railway Co., Ltd.                                               57,900        8,983
                                                                                       ----------
TRANSPORTATION INFRASTRUCTURE (0.6%)
    Zhejiang Expressway Co., Ltd.                                             41,400        8,653
                                                                                       ----------
    TOTAL CHINA                                                                            77,131
                                                                                       ----------
GREECE (1.4%)
BANKS (1.4%)
    Alpha Bank SA                                                                317        9,072
    National Bank of Greece SA                                                   319       12,370
                                                                                       ----------
    TOTAL GREECE                                                                           21,442
                                                                                       ----------
HONG KONG (10.7%)
AUTOMOBILES (1.3%)
    Denway Motors, Ltd.(1)                                                    68,000       20,272
                                                                                       ----------
COMPUTERS & PERIPHERALS (0.3%)
    Legend Holdings, Ltd.                                                      6,000        4,770
                                                                                       ----------
INDUSTRIAL CONGLOMERATES (0.6%)
    Citic Pacific, Ltd.                                                        3,000        8,636
                                                                                       ----------
MEDIA (0.2%)
    Phoenix Satellite Television Holdings, Ltd.(1)                            20,000        3,616
                                                                                       ----------
OIL & GAS (0.2%)
    Cnooc, Ltd.+                                                               3,500        3,388
                                                                                       ----------
WIRELESS TELECOMMUNICATIONS SERVICES (8.1%)
    China Mobile, Ltd.(1)                                                     16,500       81,030
    China Unicom, Ltd.                                                        30,000       42,121
                                                                                       ----------
                                                                                          123,151
                                                                                       ----------
    TOTAL HONG KONG                                                                       163,833
                                                                                       ----------
HUNGARY (0.6%)
BANKS (0.2%)
    OTP Bank                                                                      72        3,391
                                                                                       ----------
PHARMACEUTICALS (0.4%)
    Gedeon Richter                                                               100        5,640
                                                                                       ----------
    TOTAL HUNGARY                                                                           9,031
                                                                                       ----------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- EMERGING MARKETS PORTFOLIO SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                                          NUMBER OF
                                                                            SHARES       VALUE
                                                                          ---------    ----------
COMMON STOCKS (CONT'D)
INDIA (4.3%)
BANKS (0.4%)
    State Bank of India, Ltd. GDR                                               600      $  6,090
                                                                                       ----------
CHEMICALS (0.9%)
    Reliance Industries, Ltd. GDR                                               900        14,265
                                                                                       ----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.7%)
    Videsh Sanchar Nigam, Ltd. ADR                                              800        10,800
                                                                                       ----------
INDUSTRIAL CONGLOMERATES (0.8%)
    Larsen & Toubro, Ltd. GDR                                                 1,100        11,688
                                                                                       ----------
INTERNET SOFTWARE & SERVICES (0.0%)
    SSI, Ltd.                                                                   100           100
                                                                                       ----------
IT CONSULTING & SERVICES (0.5%)
    Infosys Technologies, Ltd. ADR                                              100         7,350
                                                                                       ----------
METALS & MINING (0.5%)
    Hindalco Industries, Ltd. GDR                                               400         8,100
                                                                                       ----------
TOBACCO (0.5%)
    ITC, Ltd. GDR                                                               400         7,960
                                                                                       ----------
    TOTAL INDIA                                                                            66,353
                                                                                       ----------
ISRAEL (2.0%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (2.0%)
    Orbotech, Ltd.(1)                                                           899        30,962
                                                                                       ----------
    TOTAL ISRAEL                                                                           30,962
                                                                                       ----------
MALAYSIA (2.8%)
BANKS (1.1%)
    Malayan Banking Berhad                                                    4,000        10,316
    Public Bank Berhad                                                        8,873         6,118
                                                                                       ----------
                                                                                           16,434
                                                                                       ----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.6%)
    Telekom Malaysia Berhad                                                   4,000         9,474
                                                                                       ----------
ELECTRIC UTILITIES (0.2%)
    Tenaga Nasional Berhad                                                    1,201         3,066
                                                                                       ----------
INDUSTRIAL CONGLOMERATES (0.3%)
    Sime Darby Berhad                                                         4,000         4,021
                                                                                       ----------
TOBACCO (0.6%)
    British American Tobacco Berhad                                           1,041         9,520
                                                                                       ----------
    TOTAL MALAYSIA                                                                         42,515
                                                                                       ----------


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- EMERGING MARKETS PORTFOLIO SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                                          NUMBER OF
                                                                            SHARES       VALUE
                                                                          ---------    ----------
COMMON STOCKS (CONT'D)
MEXICO (8.8%)
BANKS (1.3%)
    Grupo Financiero Banamex Accival SA de CV Class O                         8,342    $   15,603
    Grupo Financiero Bancomer SA de CV Class O                                5,400         4,332
                                                                                       ----------
                                                                                           19,935
                                                                                       ----------
BEVERAGES (1.5%)
    Coca-Cola Femsa SA ADR                                                      376         7,332
    Fomento Economico Mexicano SA de CV ADR                                     200         7,640
    Grupo Modelo SA de CV Series C                                            2,785         7,648
                                                                                       ----------
                                                                                           22,620
                                                                                       ----------
CONSTRUCTION MATERIALS (0.8%)
    Cemex SA de CV ADR                                                          500        11,585
                                                                                       ----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (3.4%)
    America Movil SA de CV ADR(1)                                             1,300        23,920
    Telefonos de Mexicano SA de CV ADR                                          800        27,680
                                                                                       ----------
                                                                                           51,600
                                                                                       ----------
MEDIA (0.5%)
    Grupo Televisa SA de CV GDR                                                 200         7,606
                                                                                       ----------
MULTILINE RETAIL (0.9%)
    Wal-Mart de Mexico SA de CV ADR                                             600        14,466
                                                                                       ----------
WIRELESS TELECOMMUNICATIONS SERVICES (0.4%)
    Grupo Iusacell SA de CV ADR(1)                                              778         6,341
                                                                                       ----------
    TOTAL MEXICO                                                                          134,153
                                                                                       ----------
POLAND (1.4%)
BANKS (0.6%)
    Bank Polska Kasa Opieki SA(1)                                               552         9,333
                                                                                       ----------
OIL & GAS (0.8%)
    Polski Koncern Naftowy Orlen SA                                           2,549        11,965
                                                                                       ----------
    TOTAL POLAND                                                                           21,298
                                                                                       ----------
RUSSIA (1.6%)
ELECTRIC UTILITIES (0.4%)
    Unified Energy Systems ADR                                                  500         5,485
                                                                                       ----------
OIL & GAS (1.2%)
    Lukoil Holding ADR                                                          300        12,480
    Surgutneftegaz ADR                                                          500         5,700
                                                                                       ----------
                                                                                           18,180
                                                                                       ----------
    TOTAL RUSSIA                                                                           23,665
                                                                                       ----------


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- EMERGING MARKETS PORTFOLIO SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                                          NUMBER OF
                                                                            SHARES       VALUE
                                                                          ---------    ----------
COMMON STOCKS (CONT'D)
SOUTH AFRICA (11.6%)
BANKS (1.7%)
    Standard Bank Investment Corp., Ltd.(1)                                   6,300    $   25,271
                                                                                       ----------
BEVERAGES (0.6%)
    South African Breweries PLC                                               1,425         9,725
                                                                                       ----------
DIVERSIFIED FINANCIALS (1.4%)
    Bidvest Group, Ltd.                                                       2,100        12,249
    Johnnic Holdings, Ltd.                                                      909         7,542
                                                                                       ----------
                                                                                           19,791
                                                                                       ----------
INDUSTRIAL CONGLOMERATES (0.6%)
    Imperial Holdings, Ltd.(1)                                                1,200         9,881
                                                                                       ----------
INSURANCE (2.3%)
    Liberty Group, Ltd.                                                       2,863        18,753
    Sanlam, Ltd.(1)                                                          14,213        17,112
                                                                                       ----------
                                                                                           35,865
                                                                                       ----------
IT CONSULTING & SERVICES (1.0%)
    Dimension Data Holdings, Ltd.(1)                                          1,528         7,101
    Firstrand, Ltd.                                                           8,626         8,857
                                                                                       ----------
                                                                                           15,958
                                                                                       ----------
METALS & MINING (3.3%)
    Anglo American Platinum Corp., Ltd.                                         500        22,458
    Anglogold, Ltd.                                                             313        11,130
    De Beers Consolidated Mines, Ltd. ADR                                       400        16,672
                                                                                       ----------
                                                                                           50,260
                                                                                       ----------
PAPER & FOREST PRODUCTS (0.7%)
    Sappi, Ltd.                                                               1,193        10,910
                                                                                       ----------
    TOTAL SOUTH AFRICA                                                                    177,661
                                                                                       ----------
SOUTH KOREA (13.7%)
BANKS (1.4%)
    H&CB                                                                        724        13,771
    Kookmin Bank                                                                697         8,256
                                                                                       ----------
                                                                                           22,027
                                                                                       ----------
DIVERSIFIED FINANCIALS (1.1%)
    Samsung Securities Co., Ltd.                                                620        16,289
                                                                                       ----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (1.1%)
    Korea Telecom Corp. ADR                                                     600        16,578
                                                                                       ----------
ELECTRIC UTILITIES (1.4%)
    Korea Electric Power Corp.                                                1,270        21,938
                                                                                       ----------


See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- EMERGING MARKETS PORTFOLIO SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                                          NUMBER OF
                                                                            SHARES       VALUE
                                                                          ---------    ----------
COMMON STOCKS (CONT'D)
SOUTH KOREA  (CONT'D)
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.6%)
    Samsung Electro-Mechanics Co.                                               143    $    4,522
    Samsung SDI Co., Ltd.                                                       110         4,569
                                                                                       ----------
                                                                                            9,091
                                                                                       ----------
METALS & MINING (0.8%)
    Pohang Iron & Steel Co., Ltd.                                                30         2,232
    Pohang Iron & Steel Co., Ltd. ADR                                           500        10,005
                                                                                       ----------
                                                                                           12,237
                                                                                       ----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (4.8%)
    Samsung Electronics Co.                                                     417        72,508
                                                                                       ----------
WIRELESS TELECOMMUNICATIONS SERVICES (2.5%)
    SK Telecom Co., Ltd.                                                        206        35,428
    SK Telecom Co., Ltd. ADR                                                    100         2,105
                                                                                       ----------
                                                                                           37,533
                                                                                       ----------
    TOTAL SOUTH KOREA                                                                     208,201
                                                                                       ----------
TAIWAN (11.6%)
BANKS (1.4%)
    Bank Sinopac                                                             21,600         9,647
    Chinatrust Commercial Bank(1)                                            16,240        11,842
                                                                                       ----------
                                                                                           21,489
                                                                                       ----------
CHEMICALS (0.5%)
    Formosa Plastics Corp.                                                    6,000         7,492
                                                                                       ----------
COMPUTERS & PERIPHERALS (1.3%)
    Asustek Computer, Inc.                                                    2,000         9,084
    Quanta Computer, Inc.                                                     3,000        10,026
                                                                                       ----------
                                                                                           19,110
                                                                                       ----------
DIVERSIFIED FINANCIALS (0.7%)
    China Development Industrial                                             12,000        10,683
                                                                                       ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.8%)
    Delta Electronics, Inc.                                                   1,000         3,038
    Hon Hai Precision Industry Co., Ltd.                                      1,600         9,382
                                                                                       ----------
                                                                                           12,420
                                                                                       ----------
INSURANCE (0.8%)
    Cathay Life Insurance Co., Ltd.                                           8,000        11,789
                                                                                       ----------
METALS & MINING (0.3%)
    China Steel Corp.                                                         8,000         4,643
                                                                                       ----------


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- EMERGING MARKETS PORTFOLIO SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                                          NUMBER OF
                                                                            SHARES       VALUE
                                                                          ---------  ------------
COMMON STOCKS (CONT'D)
TAIWAN (CONT'D)
SEMICONDUCTOR EQUIPMENT & PRODUCTS (5.8/%)
    Advanced Semiconductor Engineering, Inc.                                  8,000    $    6,222
    Taiwan Semiconductor Manufacturing Co.(1)                                14,296        39,526
    United Microelectronics Corp.(1)                                         20,420        32,572
    Via Technologies, Inc.(1)                                                 1,000         9,419
    Winbond Electronics Corp.                                                   759           890
                                                                                       ----------
                                                                                           88,629
                                                                                       ----------
    TOTAL TAIWAN                                                                          176,255
                                                                                       ----------
THAILAND (0.2%)
WIRELESS TELECOMMUNICATIONS SERVICES (0.2%)
    Advanced Info Service Public Co., Ltd.                                      300         3,039
                                                                                       ----------
    TOTAL THAILAND                                                                          3,039
                                                                                       ----------
TURKEY (1.4%)
BANKS (1.4%)
    Turkiye Is Bankasi AS ADR                                                 7,814        10,833
    Yapi Kredi Bankasi GDR                                                    2,395        11,174
                                                                                       ----------
                                                                                           22,007
                                                                                       ----------
FOOD & DRUG RETAILING (0.0%)
    Migros Turk Tas                                                               1            64
                                                                                       ----------
    TOTAL TURKEY                                                                           22,071
                                                                                       ----------
    TOTAL COMMON STOCKS (Cost $1,342,967)                                               1,315,935
                                                                                       ----------
PREFERRED STOCKS (2.8%)
BRAZIL (2.8%)
BANKS (1.1%)
    Banco Itau SA                                                           210,878        17,098
                                                                                       ----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (1.1%)
    Tele Norte Leste Participacoes SA ADR                                       900        15,732
                                                                                       ----------
ELECTRIC UTILITIES (0.4%)
    Centrals Eletricas Brasileiras SA ADR                                       800         6,138
                                                                                       ----------
OIL & GAS (0.2%)
    Petroleo Brasileiro SA                                                        9           220
    Petroleo Brasileiro SA ADR                                                  100         2,430
                                                                                       ----------
                                                                                            2,650
                                                                                       ----------
    TOTAL BRAZIL                                                                           41,618
                                                                                       ----------
    TOTAL PREFERRED STOCKS (Cost $38,234)                                                  41,618
                                                                                       ----------


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- EMERGING MARKETS PORTFOLIO SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                                          NUMBER OF
                                                                            SHARES       VALUE
                                                                          ---------  ------------
RIGHT (0.0%)
THAILAND (0.0%)
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.0%)
    Telecomasia Corp. Public Co., Ltd. (Cost $0)(1)                           3,095    $        0
                                                                                       ----------

TOTAL INVESTMENTS AT VALUE (89.1%) (Cost $1,381,201(2))                                 1,357,553

OTHER ASSETS IN EXCESS OF LIABILITIES (10.9%)                                             166,192
                                                                                       ----------

NET ASSETS (100.0%)                                                                    $1,523,745
                                                                                       ==========

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt
                         GDR = Global Depository Receipt

--------------------------------------------------------------------------------
(1) Non-income producing security.
(2) Cost for federal income tax purposes is $1,411,130.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2001 (Unaudited)

                                                                                   INTERNATIONAL         EMERGING
                                                                                EQUITY PORTFOLIO     MARKETS PORTFOLIO
                                                                                ----------------     -----------------
ASSETS
       Investments, at value (Cost - $154,267,557 and $1,381,201, respectively)    $151,234,384          $ 1,357,553
       Cash                                                                                 416               59,312
       Foreign currency (Cost - $10,187,234 and $104,287)                            10,173,614              104,266
       Receivable for investments sold                                               11,978,702               15,880
       Dividends, interest and reclaims receivable                                      955,466                8,137
       Receivable for unrealized gains on forward contracts                              96,878                    0
       Receivable from investment advisor                                                     0                3,881
       Prepaid expenses and other assets                                                 50,197               13,008
                                                                                   ------------          -----------
                                                                                    174,489,657            1,562,037
                                                                                   ------------          -----------
LIABILITIES
       Advisory fee payable                                                              81,929                    0
       Administrative services fee payable                                               16,094                  119
       Loan payable                                                                   6,724,000                    0
       Payable for investments purchased                                              4,939,957               32,984
       Accrued expenses payable                                                         122,453                5,189
                                                                                   ------------          -----------
                                                                                     11,884,433               38,292
                                                                                   ------------          -----------
NET ASSETS
       Capital stock, $0.001 par value                                                   17,062                  204
       Paid-in capital                                                              183,380,133           20,232,153
       Accumulated undistributed net investment loss                                   (552,266)             (10,405)
       Accumulated net realized loss on investments
          and foreign currency transactions                                         (17,174,764)         (18,674,248)
       Net unrealized depreciation from investments
          and foreign currency translations                                          (3,064,941)             (23,959)
                                                                                   ------------          -----------
          Net Assets                                                               $162,605,224          $ 1,523,745
                                                                                   ============          ===========
          Shares outstanding                                                         17,061,647              203,884
                                                                                   ------------          -----------
       NET ASSET VALUE, offering price and redemption price per share                     $9.53                $7.47
                                                                                          =====                =====


       See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC.
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2001 (Unaudited)

                                                                                 INTERNATIONAL           EMERGING
                                                                                EQUITY PORTFOLIO    MARKETS PORTFOLIO
                                                                                ----------------    -----------------
INVESTMENT INCOME
       Dividends                                                                   $  1,228,049        $     18,237
       Interest                                                                         932,243               3,230
       Foreign taxes withheld                                                          (139,833)             (2,100)
                                                                                   ------------        ------------
       Total Investment Income                                                        2,020,459              19,367
                                                                                   ------------        ------------
EXPENSES
       Investment Advisory Fees                                                       1,084,713               8,229
       Administrative Services Fees                                                     274,563               6,425
       Custodian                                                                        144,774               2,761
       Printing Fees                                                                     19,506               4,509
       Interest Expense                                                                  16,540                  91
       Legal Fees                                                                        15,563                 760
       Registration Fees                                                                 10,700               7,176
       Audit Fees                                                                         7,537               6,077
       Transfer Agent Fees                                                                6,846                 253
       Insurance Expense                                                                  5,269               1,391
       Directors Fees                                                                       857               1,012
       Miscellaneous Fees                                                                11,743                 968
                                                                                   ------------        ------------
                                                                                      1,598,611              39,652
       Less: fees waived, expenses reimbursed and transfer agent offsets               (310,515)            (29,365)
                                                                                   ------------        ------------
       Total expenses                                                                 1,288,096              10,287
                                                                                   ------------        ------------
       Net investment income                                                            732,363               9,080
                                                                                   ------------        ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
FOREIGN CURRENCY RELATED ITEMS:
       Net realized loss from investments                                           (17,123,768)           (481,118)
       Net realized loss from currency transactions                                    (756,962)             (9,501)
       Net change in unrealized appreciation (depreciation) from investments        (23,553,314)            311,912
       Net change in unrealized appreciation (depreciation) from
          foreign currency translations                                                  29,560                (287)
                                                                                   ------------        ------------
       Net realized and unrealized loss from investments
          and foreign currency related items                                        (41,404,484)           (178,994)
                                                                                   ------------        ------------
       Net decrease in net assets resulting from operations                        $(40,672,121)       $   (169,914)
                                                                                   ============        ============


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS

                                                    INTERNATIONAL EQUITY PORTFOLIO       EMERGING MARKETS PORTFOLIO
                                                   --------------------------------      ---------------------------
                                                      FOR THE                              FOR THE
                                                    SIX MONTHS          FOR THE           SIX MONTHS        FOR THE
                                                       ENDED           YEAR ENDED            ENDED         YEAR ENDED
                                                   APRIL 30, 2001      OCTOBER 31,       APRIL 30, 2001    OCTOBER 31,
                                                     (UNAUDITED)          2000            (UNAUDITED)         2000
                                                   -------------      -------------      -----------      ----------
FROM OPERATIONS:
   Net investment income                           $     732,363      $   3,277,783      $     9,080      $   53,996
   Net realized gain (loss) from investments
      and foreign currency transactions              (17,880,730)       127,111,260         (490,619)        149,129
   Net change in unrealized appreciation
      (depreciation) from investments
      and foreign currency translations              (23,523,754)      (116,567,908)         311,625        (525,995)
                                                   -------------      -------------      -----------      ----------
   Net increase (decrease) in net assets
      resulting from operations                      (40,672,121)        13,821,135         (169,914)       (322,870)
                                                   -------------      -------------      -----------      ----------
FROM DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income               (4,208,895)       (16,548,760)         (56,786)              0
   Distributions from net realized gains            (121,585,720)        (4,574,109)               0               0
                                                   -------------      -------------      -----------      ----------
   Net decrease in net assets from dividends
      and distributions                             (125,794,615)       (21,122,869)         (56,786)              0
                                                   -------------      -------------      -----------      ----------
FROM CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares                       43,793,272        273,702,062          218,276       2,721,759
   Reinvestment of dividends and distributions       119,346,590         19,433,416           55,720               0
   Net asset value of shares redeemed               (190,072,142)      (481,659,734)      (1,160,982)       (996,032)
                                                   -------------      -------------      -----------      ----------
   Net increase (decrease) in net assets from
      capital share transactions                     (26,932,280)      (188,524,256)        (886,986)      1,725,727
                                                   -------------      -------------      -----------      ----------
   Net increase (decrease) in net assets            (193,399,016)      (195,825,990)      (1,113,686)      1,402,857
   NET ASSETS:
   Beginning of period                               356,004,240        551,830,230        2,637,431       1,234,574
                                                   -------------      -------------      -----------      ----------
   End of period                                   $ 162,605,224      $ 356,004,240      $ 1,523,745      $2,637,431
                                                   =============      =============      ===========      ==========
   UNDISTRIBUTED NET INVESTMENT INCOME:            $    (552,266)     $   3,681,228      $   (10,405)     $   46,802
                                                   =============      =============      ===========      ==========


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL EQUITY PORTFOLIO FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)

                                             FOR THE SIX
                                             MONTHS ENDED
                                            APRIL 30, 2001             FOR THE YEAR ENDED OCTOBER 31,
                                                             -------------------------------------------------------
                                              (UNAUDITED)       2000       1999        1998         1997       1996
                                            --------------   --------   --------   ----------  ----------   --------
PER-SHARE DATA
   Net asset value, beginning of period        $  17.61      $  18.85   $  14.41   $    16.51  $    16.14   $  15.10
                                               --------      --------   --------   ----------  ----------   --------

INVESTMENT ACTIVITIES:
   Net investment income (loss)                   (0.02)         0.22(1)    0.20(1)      0.21        0.20       0.26
   Net gain (loss) on investments
     and foreign currency related items
     (both realized and unrealized)               (1.67)        (0.46)      4.38        (0.91)       0.78       1.28
                                               --------      --------   --------   ----------  ----------   --------
       Total from investment activities           (1.69)        (0.24)      4.58        (0.70)       0.98       1.54
                                               --------      --------   --------   ----------  ----------   --------

LESS DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income           (0.21)        (0.78)     (0.14)       (0.18)      (0.13)     (0.50)
   Distributions from net realized gains          (6.18)        (0.22)      0.00        (1.22)      (0.48)      0.00
                                               --------      --------   --------   ----------  ----------   --------
       Total dividends and distributions          (6.39)        (1.00)     (0.14)       (1.40)      (0.61)     (0.50)
                                               --------      --------   --------   ----------  ----------   --------
NET ASSET VALUE, END OF PERIOD                 $   9.53      $  17.61    $ 18.85   $    14.41  $    16.51   $  16.14
                                               ========      ========    =======   ==========  ==========   ========
       Total return                              (13.91)%(2)    (1.98)%    32.02%       (4.11)%      6.20%     10.48%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)       $162,605      $356,004   $551,830   $1,019,242  $1,169,817   $937,443
     Ratio of expenses to average net assets(3)    0.95%(4)      0.97%      0.96%        0.95%       0.95%      0.96%
     Ratio of net income to average net assets     0.54%(4)      0.74%      1.23%        1.21%       0.98%      1.05%
     Decrease reflected in above operating
       expense ratios due to waivers/
       reimbursements                              0.21%(4)      0.19%      0.17%        0.13%       0.14%      0.18%
Portfolio turnover rate                           83.46%       111.08%    120.24%      113.58%      69.99%     29.91%

--------------------------------------------------------------------------------
(1) Per share information is calculated using the average shares outstanding method.
(2) Non-annualized.
(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the net expense ratio by .00%, 02%, .01%, .00%, .00% and .01% for the six months ended April 30, 2001 and for each of the years ended October 31, 2000, 1999, 1998, 1997 and 1996, respectively. The operating expense ratio after reflecting these arrangements was .95% for the six months ended
    April 30, 2001 and for each of the years ended October 31, 2000, 1999, 1998, 1997 and 1996, respectively.
(4) Annualized.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- EMERGING MARKETS PORTFOLIO FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)

                                              FOR THE SIX
                                              MONTHS ENDED
                                             APRIL 30, 2001                  FOR THE YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------
                                               (UNAUDITED)      2000        1999        1998        1997       1996(1)
                                             --------------    ------     ------      -------     -------    -------
PER-SHARE DATA
   Net asset value, beginning of period          $  8.10       $ 8.03     $ 5.72      $  9.36     $  9.86    $ 10.00
                                                 -------       ------     ------      -------     -------    -------

INVESTMENT ACTIVITIES:
   Net investment income                            0.03         0.32       0.37         0.11(2)     0.10       0.01
   Net gain (loss) on investments
     and foreign currency related items
     (both realized and unrealized)                (0.34)       (0.25)      2.00        (2.99)      (0.53)     (0.15)
                                                 -------       ------     ------      -------     -------    -------
       Total from investment activities            (0.31)        0.07       2.37        (2.88)      (0.43)     (0.14)
                                                 -------       ------     ------      -------     -------    -------

LESS DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income            (0.32)        0.00      (0.06)       (0.01)      (0.02)      0.00
   Distributions from net realized gains            0.00         0.00       0.00        (0.75)      (0.05)      0.00
                                                 -------       ------     ------      -------     -------    -------
       Total dividends and distributions           (0.32)        0.00      (0.06)       (0.76)      (0.07)      0.00
                                                 -------       ------     ------      -------     -------    -------
NET ASSET VALUE, END OF PERIOD                   $  7.47       $ 8.10     $ 8.03      $  5.72     $  9.36    $  9.86
                                                 =======       ======     ======      =======     =======    =======
       Total return                                (3.87)%(3)    0.87%     41.90%      (32.90)%     (4.43)%    (1.40)%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)         $ 1,524       $2,637     $1,235      $23,427     $37,281    $29,698
     Ratio of expenses to average net assets(4)     1.26%(5)     1.27%      1.25%        1.25%       1.25%      1.25%(5)
     Ratio of net income to average net assets      1.10%(5)     1.59%      1.23%        1.54%       0.92%      1.75%(5)
     Decrease reflected in above operating
       expense ratios due to waivers/
       reimbursements                               3.56%(5)     2.34%      0.96%        0.16%       0.40%      2.18%(5)
Portfolio turnover rate                            25.40%      219.15%    150.10%      152.57%     107.21%      2.39%

--------------------------------------------------------------------------------
(1) For the period September 30, 1996 (inception date) through October 31, 1996.
(2) Per share information is calculated using the average shares outstanding method.
(3) Non-annualized.
(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expenses. These arrangements resulted in a reduction to the net expense ratio by .01% for the six months ended April 30, 2001, .02% for the year ended October 31, 2000 and .00% for each of the years ended October 31, 1999, 1998, 1997 and 1996, respectively. The operating expense ratio after reflecting these arrangements was 1.25% for the six months ended April 30, 2001 and for each of the years ended October 31, 2000, 1999, 1998, 1997 and 1996, respectively.
(5) Annualized.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS
April 30, 2001 (Unaudited)

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

   The Credit Suisse Institutional Fund, Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and was incorporated under the laws of Maryland on May 13, 1992. The Fund currently offers five managed investment funds of which two are contained in this report. The International Equity Portfolio ("International Equity") is classified as a diversified, open-end management investment company and the Emerging Markets Portfolio ("Emerging Markets") is classified as a non-diversified open-end management investment company (each, a "Portfolio" and collectively, the "Portfolios").

   Investment objectives for each Portfolio are as follows: International Equity seek long-term capital appreciation and Emerging Markets seeks growth of capital.

   A) SECURITY VALUATION - The net asset value of each Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange. Each Portfolio's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Directors believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's value.

   B) FOREIGN CURRENCY TRANSACTIONS - The books and records of the Portfolios are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolios do not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolios isolate that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

CREDIT SUISSE INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES -- (CONT'D)

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

   E) FEDERAL INCOME TAXES - No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) REPURCHASE AGREEMENTS - Pursuant to an exemptive order issued by the Securities and Exchange Commission, each Portfolio, along with other Funds advised by Credit Suisse Asset Management, LLC ("CSAM"), the Portfolios' investment adviser, may transfer uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by the Portfolios' custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

CREDIT SUISSE INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES -- (CONT'D)

   H) OTHER - The Portfolios may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation of assets, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity, market, operational and valuation risks.

   Each Portfolio's investments in securities of issuers located in less developed countries considered to be "emerging markets" involve risks in addition to those generally applicable to foreign securities. Focusing on emerging (less developed) markets involves higher levels of risk, including increased currency, information, liquidity, market, political and valuation risks. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Portfolios to operational and other risks as well. Some countries may have restrictions that could limit the Portfolios' access to attractive opportunities. Additionally, emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject the Portfolios to increased volatility or substantial declines in value.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as each Portfolio's investment advisor. For its investment advisory services, CSAM is entitled to receive the following fees based on each Portfolio's average daily net assets:

              PORTFOLIO                                ANNUAL RATE
              ---------                       ----------------------------------
              International Equity             .80 % of average daily net assets
              Emerging Markets                1.00 % of average daily net assets

CREDIT SUISSE INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)

NOTE  2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES -- (CONT'D)

   For the six months ended April 30, 2001, investment advisory fees and waivers were as follows:

                                              GROSS                               NET              EXPENSE
              PORTFOLIO                   ADVISORY FEE        WAIVER         ADVISORY FEE       REIMBURSEMENT
              ---------                   ------------       ----------      ------------       -------------
              International Equity         $1,084,713        $(308,580)         $776,133      $          0
              Emerging Markets                  8,229           (8,229)                0           (20,249)

   As of November 14, 2000, Credit Suisse Asset Management Limited ("CSAM U.K."), an affiliate of CSAM, serves as sub-investment adviser to Emerging Markets. CSAM U.K.'s sub-investment advisory fee is paid by CSAM out of CSAM's net investment advisory fee and is not paid by Emerging Markets.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and PFPC Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Financial Services Group, serve as each Portfolio's co-administrators. For its administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of each Portfolio's average daily net assets.

   For the six months ended April 30, 2001, administrative services fees earned by CSAMSI were as follows:

              PORTFOLIO                                                    CO-ADMINISTRATION FEE
              ---------                                                    ---------------------
              International Equity                                              $135,589
              Emerging Markets                                                       823

   Effective February 5, 2001, for its administrative services, PFPC received a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

              AVERAGE DAILY NET ASSETS                                          ANNUAL RATE
              ------------------------                                  --------------------------------
              First $500 million                                        .08% of average daily net assets
              Next $1 billion                                           .07% of average daily net assets
              Over $1.5 billion                                         .06% of average daily net assets

   For the six months ended April 30, 2001, administrative service fees earned and voluntarily waived by PFPC (including out of pocket expenses) were as follows:

                                                              GROSS                                  NET
              PORTFOLIO                               CO-ADMINISTRATION FEE     WAIVER      CO-ADMINISTRATION FEE
              ---------                               ---------------------     ------      ---------------------
              International Equity                          $138,974                $0             $138,974
              Emerging Markets                                 5,602              (802)               4,800

CREDIT SUISSE INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)

NOTE  2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES -- (CONT'D)

   The Portfolios have an arrangement with their transfer agent whereby interest earned on uninvested cash balances is used to offset a portion of the transfer agent expense. For the six months ended April 30, 2001, the Portfolios received credits or reimbursements under this arrangement as follows:

              PORTFOLIO                                                           AMOUNT
              ---------                                                           ------
              International Equity                                                $1,935
              Emerging Markets                                                        85

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Portfolios to provide certain financial printing services. For the six months ended April 30, 2001, Merrill was paid by the Portfolios for their services as follows:

              PORTFOLIO                                                          AMOUNT
              ---------                                                          -------
              International Equity                                               $11,326
              Emerging Markets                                                        82

NOTE 3. LINE OF CREDIT

   Through June 19, 2001, the Portfolios, together with other funds advised by CSAM (collectively, the "Participating Funds"), participated in a $350 million committed, unsecured, line of credit facility (the "Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, Bank of Nova Scotia as syndication agent and certain other lenders, for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Prior Credit Facility, the Participating Funds paid an aggregate commitment fee at a rate of
 .075% per annum on the entire amount of the Prior Credit Facility, which was allocated among the Participating Funds in such manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus .50%. During the six months ended April 30, 2001, the following Portfolios had borrowings under the Prior Credit Facility:

                                                              AVERAGE                MAXIMUM             LOAN
                                          AVERAGE DAILY       INTEREST             DAILY LOAN         OUTSTANDING
              PORTFOLIO                   LOAN BALANCE         RATE %              OUTSTANDING         04/30/01
              ---------                   ------------         ------              -----------         --------
              International Equity           $136,342          5.150%              $14,347,000         $6,724,000
              Emerging Markets                    529          6.375                    98,000                  0

CREDIT SUISSE INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)

NOTE 3. LINE OF CREDIT -- (CONT'D)

   Effective June 20, 2001, the Participating Funds, together with additional funds advised by CSAM (collectively with the Participating Funds, the "New Participating Funds"), established a new $200 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders, for the same purposes as the Prior Credit Facility. Under the terms of the New Credit Facility, the New Participating Funds pay an aggregate commitment fee at a rate of .10% per annum on the average unused amount of the New Credit Facility, which is allocated among the New Participating Funds in such manner as is determined by the governing Boards of the New Participating Funds. The interest rate paid under the New Credit Facility is unchanged from the rate paid under the Prior Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the six months ended April 30, 2001, purchases and sales of investment securities (excluding short-term investments) were as follows:

              PORTFOLIO                                                      PURCHASES            SALES
              ---------                                                     ------------       ------------
              International Equity                                          $193,115,272       $262,073,147
              Emerging Markets                                                 1,152,716          2,055,165

   At April 30, 2001, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was as follows:

                                                           UNREALIZED         UNREALIZED       NET UNREALIZED
              PORTFOLIO                                   APPRECIATION       DEPRECIATION       DEPRECIATION
              ---------                                   ------------       ------------       ------------
              International Equity                         $14,235,120       $(17,317,989)       $(3,082,869)
              Emerging Markets                                  56,174           (109,751)           (53,577)

NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue up to thirteen billion full and fractional shares of common stock of separate series having a $.001 par value per share. Shares of five series have been classified, two of which constitute the interest in the Portfolios.

CREDIT SUISSE INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)

   Transactions in shares of each Portfolio were as follows:

                                                                    INTERNATIONAL EQUITY
                                            ---------------------------------------------------------------
                                             FOR THE SIX MONTHS ENDED                    FOR THE YEAR ENDED
                                            APRIL 30, 2001 (UNAUDITED)                    OCTOBER 31, 2000
                                            --------------------------            -------------------------
Shares sold                                            3,901,477                              12,823,110
Shares issued on reinvestment
  of dividends and distributions                      11,030,184                                 961,574
Shares redeemed                                      (18,090,159)                            (22,842,814)
                                                     -----------                             -----------
Net decrease in shares outstanding                    (3,158,498)                             (9,058,130)
                                                     ===========                             ===========

                                                                      EMERGING MARKETS
                                            ---------------------------------------------------------------
                                             FOR THE SIX MONTHS ENDED                    FOR THE YEAR ENDED
                                            APRIL 30, 2001 (UNAUDITED)                    OCTOBER 31, 2000
                                            --------------------------            -------------------------
Shares sold                                               28,357                                 273,098
Shares issued on reinvestment
  of dividends                                             7,419                                      --
Shares redeemed                                         (157,493)                               (101,240)
                                                     -----------                             -----------
Net increase (decrease) in
  shares outstanding                                    (121,717)                                171,858
                                                     ===========                             ===========

NOTE 6. FORWARD FOREIGN CURRENCY CONTRACTS

   Each Portfolio may enter into forward currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Each Portfolio will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At April 30, 2001, International Equity had the following open forward foreign currency contracts:

                                                                                                     UNREALIZED
                                                                                                       FOREIGN
                                   EXPIRATION    FOREIGN CURRENCY      CONTRACT          CONTRACT     EXCHANGE
FORWARD CURRENCY CONTRACT             DATE          TO BE SOLD          AMOUNT             VALUE        GAIN
-------------------------          ----------    ----------------    -----------       ------------  ----------
Japanese Yen                        07/11/01        699,000,000      $ 5,763,332       $  5,707,450    $55,882
Japanese Yen                        07/11/01        602,000,000        4,949,879          4,915,429     34,450
Japanese Yen                        07/11/01        525,500,000        4,297,339          4,290,793      6,546
                                                                     -----------       ------------    -------
                                                                     $15,010,550       $ 14,913,672    $96,878
                                                                     ===========       ============    =======

NOTE 7. NET ASSETS

   At April 30, 2001, capital contributions, accumulated undistributed net investment income, accumulated net realized gain (loss) from investments

CREDIT SUISSE INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)

NOTE 7. NET ASSETS -- (CONT'D)

and foreign currency transactions and current period dividends and distributions have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency and foreign taxes on capital gains. International Equity and Emerging Markets reclassified ($756,962) and ($9,501), respectively, from accumulated net realized gain (loss) on investments and foreign currency transactions to accumulated undistributed net investment income (loss). Net investment income, net realized gain (loss) on investments and net assets were not affected by these reclassifications.


NOTE 8. CAPITAL LOSS CARRYOVER

   At April 30, 2001, capital loss carryovers available to offset possible future capital gains of the Portfolios were as follows:

                                                           CAPITAL LOSS CARRYOVER EXPIRES IN
                                                           ---------------------------------   TOTAL CAPITAL
              PORTFOLIO                                       2006               2007          LOSS CARRYOVER
              ---------                                    -----------        ----------       --------------
              Emerging Markets                             $15,481,936        $2,681,265         $18,163,201

                              CREDIT | ASSET
                              SUISSE | MANAGEMENT


                      P.O. BOX 9030, BOSTON, MA 02205-9030
                                  800-222-8977

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSINI-3-0401